SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:
	Number	Weighted exercise price (CA$)

Stock options outstanding, January 3, 2016	1,895	$29.78
Changes in outstanding stock options:
Granted	714	33.01
Exercised	(77)	13.76
Stock options outstanding, January 1, 2017	2,532	31.18
Changes in outstanding stock options:
Exercised	(269)	16.43
Stock options outstanding, December 31, 2017	2,263	$32.94

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 1, 2017	—	$—
Changes in outstanding stock options:
Granted	759	29.01
Stock options outstanding, December 31, 2017	759	$29.01

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table summarizes the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2017 and 2016:

	2017	2016

Exercise price	US$29.01	CA$33.01
Risk-free interest rate	1.90%	0.66%
Expected volatility	20.78%	21.85%
Expected life	4.63 years	4.63 years
Expected dividend yield	1.29%	1.27%

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2017:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$13.60	63	1	63
CA$15.59	81	2	81
CA$24.22	261	3	174
CA$30.46	286	4	138
CA$33.01	714	6	—
CA$38.01	575	5	144
CA$42.27	283	8	—
	2,263		600
US$29.01	759	7	—
	3,022		600

Disclosure of number and weighted average exercise prices of other equity instruments
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 3, 2016	292	$20.25
Changes in outstanding Treasury RSUs:
Granted	8	30.08
Granted for dividends declared	3	29.08
Settled through the issuance of common shares	(43)	17.78
Forfeited	(11)	29.20
Treasury RSUs outstanding, January 1, 2017	249	20.70
Changes in outstanding Treasury RSUs:
Granted for dividends declared	2	29.04
Settled through the issuance of common shares	(149)	14.12
Treasury RSUs outstanding, December 31, 2017	102	$30.46
Changes in outstanding DSUs were as follows:

	2017	2016

DSUs outstanding, beginning of fiscal year	255	226
Granted	35	36
Granted for dividends declared	3	2
Forfeited	—	(9)
DSUs outstanding, end of fiscal year	293	255
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 3, 2016	953	$28.42
Changes in outstanding non-Treasury RSUs:
Granted	431	25.40
Granted for performance	113	28.42
Granted for dividends declared	10	28.99
Settled - common shares	(248)	28.42
Settled - payment of withholding taxes	(178)	28.42
Forfeited	(34)	28.42
Non-Treasury RSUs outstanding, January 1, 2017	1,047	27.18
Changes in outstanding non-Treasury RSUs:
Granted	471	29.38
Granted for performance	88	28.42
Granted for dividends declared	13	29.86
Settled - common shares	(215)	28.34
Settled - payment of withholding taxes	(142)	28.42
Forfeited	(62)	27.66
Non-Treasury RSUs outstanding, December 31, 2017	1,200	$27.79

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2017:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$13.60	63	1	63
CA$15.59	81	2	81
CA$24.22	261	3	174
CA$30.46	286	4	138
CA$33.01	714	6	—
CA$38.01	575	5	144
CA$42.27	283	8	—
	2,263		600
US$29.01	759	7	—
	3,022		600